EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated Other Comprehensive Income (OCI) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 33,348,269	$ 29,554,348	$ 25,478,109
Balance	35,439,557	33,348,269	29,554,348
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,950,502	1,248,772	1,458,523
Current period change	(229,311)	701,730	(209,751)
Balance	1,721,191	1,950,502	1,248,772
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	857,055	551,999	625,824
Current period change	2,123	305,056	(73,825)
Balance	859,178	857,055	551,999
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,093,447	696,773	832,699
Current period change	(231,434)	396,674	(135,926)
Balance	$ 862,013	$ 1,093,447	$ 696,773